Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($)
Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) [Line Items]
Cost	¥ 1,070,893		¥ 1,056,646
Accumulated depreciation	(221,443)		(150,831)
Net carrying amount	849,450		905,815	$ 116,374
Net carrying amount (in Dollars)	849,450		905,815	116,374
Depreciation provided during the year			(9,271)
Buildings [member]
Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) [Line Items]
Cost	836,018		834,913
Accumulated depreciation	(104,736)		(65,137)
Net carrying amount	731,282		769,776	100,185
Net carrying amount (in Dollars)	731,282		769,776	100,185
Leasehold improvements [member]
Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) [Line Items]
Cost	44,239		29,218
Accumulated depreciation	(18,424)		(11,517)
Net carrying amount	25,815		17,701	3,537
Net carrying amount (in Dollars)	25,815		17,701	3,537
Furniture and equipment [member]
Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) [Line Items]
Cost	182,734		179,256
Accumulated depreciation	(97,757)		(73,771)
Net carrying amount	84,977		105,485	11,643
Net carrying amount (in Dollars)	84,977		105,485	11,643
Motor vehicles [member]
Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) [Line Items]
Cost	609		609
Accumulated depreciation	(526)		(406)
Net carrying amount	83		203	10
Net carrying amount (in Dollars)	83		203	10
Construction in progress [member]
Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) [Line Items]
Cost	7,293		12,650
Accumulated depreciation
Net carrying amount	7,293		12,650	999
Net carrying amount (in Dollars)	7,293		12,650	$ 999
Cost [member]
Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) [Line Items]
Cost	1,056,646		672,661
Accumulated depreciation			(70,575)
Net carrying amount	905,815		602,086
Net carrying amount (in Dollars)	905,815		602,086
Cost [member] | Buildings [member]
Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) [Line Items]
Cost	834,913		470,217
Accumulated depreciation			(16,086)
Net carrying amount	769,776		454,131
Net carrying amount (in Dollars)	769,776		454,131
Cost [member] | Leasehold improvements [member]
Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) [Line Items]
Cost	29,218		7,741
Accumulated depreciation			(6,931)
Net carrying amount	17,701		810
Net carrying amount (in Dollars)	17,701		810
Cost [member] | Furniture and equipment [member]
Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) [Line Items]
Cost	179,256		154,603
Accumulated depreciation			(47,272)
Net carrying amount	105,485		107,331
Net carrying amount (in Dollars)	105,485		107,331
Cost [member] | Motor vehicles [member]
Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) [Line Items]
Cost	609		609
Accumulated depreciation			(286)
Net carrying amount	203		323
Net carrying amount (in Dollars)	203		323
Cost [member] | Construction in progress [member]
Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) [Line Items]
Cost	12,650		39,491
Accumulated depreciation
Net carrying amount	12,650		39,491
Net carrying amount (in Dollars)	12,650		39,491
Accumulated Depreciation [member]
Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) [Line Items]
Balance	905,815		602,086
Additions	14,866		20,422
Disposals	(50)		(11)
Depreciation provided during the year	(71,184)		(55,281)
Transfers
Transfer from investment property			339,542
Others	(150,831)		(948)
Exchange realignment	3		5
Balance	849,450		905,815
Accumulated Depreciation [member] | Buildings [member]
Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) [Line Items]
Balance	769,776		454,131
Additions
Disposals
Depreciation provided during the year	(39,599)		(23,897)
Transfers	1,105
Transfer from investment property			339,542
Others	(65,137)
Exchange realignment
Balance	731,282		769,776
Accumulated Depreciation [member] | Leasehold improvements [member]
Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) [Line Items]
Balance	17,701		810
Additions			2,528
Disposals
Depreciation provided during the year	(6,896)		(4,572)
Transfers	15,010		18,936
Transfer from investment property
Others	(11,517)
Exchange realignment			(1)
Balance	25,815		17,701
Accumulated Depreciation [member] | Furniture and equipment [member]
Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) [Line Items]
Balance	105,485		107,331
Additions	2,059		8,017
Disposals	(50)		(11)
Depreciation provided during the year	(24,569)		(26,692)
Transfers	2,049		17,782
Transfer from investment property
Others	(73,771)		(948)
Exchange realignment	3		6
Balance	84,977		105,485
Accumulated Depreciation [member] | Motor vehicles [member]
Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) [Line Items]
Balance	203		323
Additions
Disposals
Depreciation provided during the year	(120)		(120)
Transfers
Transfer from investment property
Others	(406)
Exchange realignment
Balance	83		203
Accumulated Depreciation [member] | Construction in progress [member]
Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) [Line Items]
Balance	12,650		39,491
Additions	12,807		9,877
Disposals
Depreciation provided during the year
Transfers	(18,164)		(36,718)
Transfer from investment property
Others
Exchange realignment
Balance	¥ 7,293		¥ 12,650